Schedule of Investments
(unaudited)
May 31, 2024
iShares
®
Agency Bond ETF
1
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Financial Services — 1.8%
Private Export Funding Corp.
Series PP , 1.40% , 07/15/28 ........... USD 9,800 $ 8,558,167
Series RR , 4.30% , 12/15/28 .......... 2,700 2,653,357
11,211,524
Total Corporate Bonds — 1 .8%
(Cost: $ 12,547,659 ) ............................... 11,211,524
Foreign Government Obligations
Israel — 0.4%
State of Israel , 5.50%
,
09/18/33 .......... 2,368 2,474,175
Total Foreign Government Obligations — 0 .4%
(Cost: $ 2,558,269 ) ............................... 2,474,175
U.S. Government Sponsored Agency Securities
Agency Obligations — 91.1%
Federal Farm Credit Bank Bonds
1.00% , 10/07/26 .................. 3,500 3,183,990
1.10% , 03/03/27 .................. 6,000 5,405,644
1.15% , 08/12/30 .................. 12,100 9,643,913
1.32% , 09/09/30 .................. 3,365 2,703,907
1.38% , 01/14/31 .................. 3,000 2,391,867
1.55% , 07/26/30 .................. 1,000 821,452
1.88% , 06/16/31 .................. 1,000 823,916
2.08% , 01/23/30 .................. 1,700 1,477,963
2.47% , 07/18/35 .................. 1,000 783,886
3.11% , 08/05/48 .................. 1,000 716,016
3.19% , 01/16/29 .................. 1,000 940,311
3.32% , 02/25/26 .................. 1,000 971,925
3.33% , 07/12/32 .................. 1,000 902,780
3.80% , 04/05/32 .................. 2,000 1,830,161
3.88% , 02/02/26 .................. 500 490,536
4.25% , 09/30/25 - 02/28/29
(a)
.......... 2,670 2,629,563
4.38% , 06/23/26 - 07/06/26 ........... 8,100 8,016,441
4.50% , 03/13/26 - 09/22/28 ........... 8,500 8,437,525
4.63% , 03/05/26 - 07/17/26 ........... 2,000 1,986,595
4.75% , 03/09/26 - 04/30/29 ........... 5,072 5,068,844
4.82% , 06/23/26 .................. 500 495,635
4.88% , 07/28/25 - 10/27/32 ........... 4,500 4,493,487
5.00% , 07/30/26 .................. 255 255,161
5.13% , 10/10/25 .................. 2,500 2,500,485
5.94% , 01/02/36 .................. 2,000 1,987,155
Federal Home Loan Bank Bonds
0.38% , 09/04/25 .................. 8,000 7,546,141
0.63% , 11/27/24 .................. 700 684,209
0.90% , 02/26/27 .................. 20,575 18,495,014
0.96% , 03/05/26 .................. 45,000 41,826,372
1.00% , 07/27/26 - 02/26/27 ........... 14,765 13,411,439
1.10% , 08/20/26 .................. 12,000 11,023,326
1.12% , 02/26/27 .................. 3,000 2,708,606
1.20% , 12/23/24 .................. 3,000 2,928,655
1.25% , 12/21/26 .................. 205 187,805
1.88% , 09/11/26 .................. 1,000 935,993
2.01% , 02/17/27 .................. 500 462,206
2.13% , 09/14/29 - 12/14/29 ........... 11,450 10,051,974
2.32% , 03/28/25 .................. 15,000 14,613,801
2.50% , 06/12/26 .................. 3,500 3,332,435
3.13% , 06/13/25 .................. 21,055 20,605,661
3.25% , 06/09/28 - 11/16/28 ........... 10,465 9,916,728
4.00% , 06/09/28 - 06/30/28 ........... 3,200 3,129,034
4.13% , 03/13/26 .................. 4,000 3,940,582
4.38% , 06/12/26 - 03/11/33
(a)
.......... 3,500 3,439,333
Security
Par (000)
Par (000) Value
Agency Obligations (continued)
4.44% , 05/26/32 .................. USD 200 $ 188,902
4.50% , 12/12/25 - 03/09/29
(a)
.......... 10,240 10,152,017
4.63% , 09/11/26 - 11/17/26 ........... 12,025 11,966,549
4.75% , 06/12/26 - 12/08/28 ........... 7,500 7,501,132
4.88% , 09/11/26 .................. 600 599,562
5.13% , 06/13/25 .................. 2,000 1,997,303
5.50% , 07/15/36 .................. 4,100 4,396,224
5.63% , 03/14/36 .................. 1,060 1,129,548
Federal Home Loan Mortgage Corp.
0.00% , 12/11/25 - 11/15/38
(b)
.......... 37,637 31,664,015
0.38% , 07/21/25 - 09/23/25 ........... 26,800 25,247,886
0.75% , 05/28/25 .................. 7,500 7,166,611
4.05% , 08/28/25 .................. 4,000 3,945,025
6.25% , 07/15/32 .................. 7,507 8,338,856
6.75% , 09/15/29 - 03/15/31 ........... 10,000 11,169,920
Federal National Mortgage Association
0.00% , 01/15/30
(b)
................. 910 696,700
0.38% , 08/25/25 .................. 12,000 11,334,973
0.50% , 06/17/25 - 11/07/25 ........... 13,898 13,108,023
0.63% , 04/22/25 .................. 8,560 8,219,157
0.75% , 10/08/27 .................. 14,000 12,310,253
0.88% , 12/18/26 - 08/05/30 ........... 24,492 21,449,703
1.63% , 08/24/35 .................. 5,000 3,455,966
1.88% , 09/24/26 .................. 2,425 2,270,145
2.13% , 04/24/26 .................. 12,600 11,972,181
5.63% , 07/15/37 .................. 2,800 3,028,515
6.21% , 08/06/38 .................. 2,500 2,858,088
6.25% , 05/15/29
(a)
................. 15,700 16,871,018
6.63% , 11/15/30 .................. 10,552 11,709,864
7.13% , 01/15/30 .................. 2,319 2,604,120
7.25% , 05/15/30 .................. 2,286 2,597,404
Resolution Funding Corp. Interest STRIPS ,
0.00% , 01/15/30
(b)
................. 2,100 1,602,455
Resolution Funding Corp. Principal STRIPS ,
0.00% , 01/15/30
(b)
................. 5,000 3,809,873
Tennessee Valley Authority
0.75% , 05/15/25 .................. 1,000 959,046
1.50% , 09/15/31 .................. 50 39,947
2.88% , 02/01/27 .................. 45 42,866
3.50% , 12/15/42 .................. 65 52,865
3.88% , 03/15/28 .................. 2,200 2,138,687
4.25% , 09/15/52 - 09/15/65 ........... 6,148 5,207,696
4.63% , 09/15/60 .................. 2,100 1,894,655
4.65% , 06/15/35 .................. 70 68,859
4.70% , 07/15/33 .................. 2,662 2,660,118
4.88% , 01/15/48 .................. 1,483 1,430,404
5.25% , 09/15/39 .................. 7,005 7,188,335
5.38% , 04/01/56
(a)
................. 1,100 1,137,743
5.50% , 06/15/38 .................. 282 296,112
5.88% , 04/01/36 .................. 5,416 5,892,108
6.15% , 01/15/38 .................. 1,000 1,111,318
6.75% , 11/01/25 .................. 37,105 37,954,634
7.13% , 05/01/30 .................. 4,047 4,554,984
Total U.S. Government Sponsored Agency Securities — 91 .1%
(Cost: $ 588,831,930 ) .............................. 566,190,837
Total Long-Term Investments — 93.3%
(Cost: $ 603,937,858 ) .............................. 579,876,536

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Agency Bond ETF
2
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 7.7%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.28%
(c) (d) (e)
................ 47,632,078 $ 47,632,078
Total Money Market Funds — 7 .7%
(Cost: $ 47,632,078 ) ............................... 47,632,078
Par (000)
Pa r (000)
U.S. Treasury Obligations — 3.1%
U.S. Treasury Bills
(f)
5.32% , 08/29/24 .................. USD 6,000 5,923,860
4.77% , 12/26/24 .................. 14,000 13,595,540
Total U.S. Treasury Obligations — 3 .1%
(Cost: $ 19,553,821 ) ............................... 19,519,400
Total Short-Term Securities — 10.8%
(Cost: $ 67,185,899 ) ............................... 67,151,478
Total Investments — 104 .1%
(Cost: $ 671,123,757 ) .............................. 647,028,014
Liabilities in Excess of Other Assets — (4.1) % ............. (25,682,038)
Net Assets — 100.0% ...............................
$ 621,345,976
(a)
All or a portion of this security is on loan.
(b)
Zero-coupon bond.
(c)
Affiliate of the Fund.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(e)
Annualized 7-day yield as of period end.
(f)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/24
Shares
Held at
05/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 26,663,723 $ 20,968,355
(a)
$ — $ — $ — $ 47,632,078 47,632,078 $ 75,251
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Agency Bond ETF
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 11,211,524 $ — $ 11,211,524
Foreign Government Obligations .............................. — 2,474,175 — 2,474,175
U.S. Government Sponsored Agency Securities .................... — 566,190,837 — 566,190,837
Short-Term Securities
Money Market Funds ...................................... 47,632,078 — — 47,632,078
U.S. Treasury Obligations ................................... — 19,519,400 — 19,519,400
$ 47,632,078 $ 599,395,936 $ — $ 647,028,014
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
STRIPS Separate Trading of Registered Interest & Principal of Securities